Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock	Additional Paid-in Capital	Common Stock Subscribed	Retained Earnings	Total
Equity Balance, Starting at Dec. 31, 2014	$ 18,875,828	$ 4,965,842	$ 50,000	$ (24,182,695)	$ (291,025)
Shares Outstanding, Starting at Dec. 31, 2014	211,841,789
Stock Issued During Period, Value, New Issues	$ 150,000	0	0	0	150,000
Stock Issued During Period, Shares, New Issues	15,000,000
Share issuance costs	$ 0	0	(10,000)	0	(10,000)
Stock Issued During Period, Value, Issued for Services	$ 5,900	0	0	0	5,900
Stock Issued During Period, Shares, Issued for Services	500,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 442,282	0	0	0	442,282
Stock Issued During Period, Shares, Conversion of Convertible Securities	23,944,123
Common shares subscribed	$ 0	0	150,000	0	150,000
Net Income (Loss)	$ 0	0	0	(716,943)	(716,943)
Shares Outstanding, Ending at Dec. 31, 2015	251,285,912
Equity Balance, Ending at Dec. 31, 2015	$ 19,474,010	4,965,842	190,000	(24,899,638)	(269,786)
Stock Issued During Period, Value, New Issues	$ 50,000	0	0	0	50,000
Stock Issued During Period, Shares, New Issues	5,000,000
Stock Issued During Period, Value, Issued for Services	$ 611,125	0	0	0	611,125
Stock Issued During Period, Shares, Issued for Services	54,000,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 540,412	0	0	0	540,412
Stock Issued During Period, Shares, Conversion of Convertible Securities	39,966,876
Stock Issued During Period, Value, Other	$ 140,000		(140,000)	0	0
Stock Issued During Period, Shares, Other	15,000,000
Issuance of common shares for debt	$ 10,480	0	0	0	10,480
Issuance of common shares for debt, shares	800,000
Net Income (Loss)	$ 0	0	0	(1,169,425)	(1,169,425)
Shares Outstanding, Ending at Dec. 31, 2016	366,052,788
Equity Balance, Ending at Dec. 31, 2016	$ 20,826,027	4,965,842	50,000	(26,069,063)	(227,194)
Stock Issued During Period, Value, New Issues	$ 265,000	0	0	0	265,000
Stock Issued During Period, Shares, New Issues	88,333,333
Stock Issued During Period, Value, Issued for Services	$ 255,275	0	0	0	255,275
Stock Issued During Period, Shares, Issued for Services	42,500,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 247,068	0	0	0	247,068
Stock Issued During Period, Shares, Conversion of Convertible Securities	31,054,018
Share subscriptions received	$ 0	0	120,000	0	120,000
Settlement of subscriptions received	0	0	(50,000)	0	(50,000)
Net Income (Loss)	$ 0	0	0	(931,290)	(931,290)
Shares Outstanding, Ending at Dec. 31, 2017	527,940,139
Equity Balance, Ending at Dec. 31, 2017	$ 21,593,370	4,965,842	120,000	(27,000,353)	(321,141)
Stock Issued During Period, Value, New Issues	$ 175,000	0	(120,000)	0	55,000
Stock Issued During Period, Shares, New Issues	58,333,332
Stock Issued During Period, Value, Issued for Services	$ 254,410	0	0	0	254,410
Stock Issued During Period, Shares, Issued for Services	61,500,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 95,182	0	0	0	95,182
Stock Issued During Period, Shares, Conversion of Convertible Securities	18,877,797
Net Income (Loss)	$ 0	0	0	(558,974)	(558,974)
Shares Outstanding, Ending at Dec. 31, 2018	666,651,268
Equity Balance, Ending at Dec. 31, 2018	$ 22,117,962	$ 4,965,842	$ 0	$ (27,559,327)	$ (475,523)